Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS STATE TAX-FREE INCOME SERIES
Entity Central Index Key	0000714287
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000016814
Shareholder Report [Line Items]
Fund Name	DWS California Tax-Free Income Fund
Class Name	Class A
Trading Symbol	KCTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS California Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.79%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.89%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 327,722,215
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 584,717
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	327,722,215
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	584,717
Modified Duration to Worst	6.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	5%
AA	40%
A	22%
BBB	11%
BB	2%
Not Rated	16%

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	75%
General Obligation Bonds	11%
Lease Obligations	7%
Variable Rate Demand Notes	5%
Excrow to Maturity/Prerefunded Bonds	1%
Other	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000016816
Shareholder Report [Line Items]
Fund Name	DWS California Tax-Free Income Fund
Class Name	Class C
Trading Symbol	KCTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS California Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$77	1.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.54%
AssetsNet	$ 327,722,215
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 584,717
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	327,722,215
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	584,717
Modified Duration to Worst	6.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	5%
AA	40%
A	22%
BBB	11%
BB	2%
Not Rated	16%

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	75%
General Obligation Bonds	11%
Lease Obligations	7%
Variable Rate Demand Notes	5%
Excrow to Maturity/Prerefunded Bonds	1%
Other	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000223770
Shareholder Report [Line Items]
Fund Name	DWS California Tax-Free Income Fund
Class Name	Institutional Class
Trading Symbol	DCLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS California Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$27	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 327,722,215
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 584,717
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	327,722,215
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	584,717
Modified Duration to Worst	6.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	5%
AA	40%
A	22%
BBB	11%
BB	2%
Not Rated	16%

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	75%
General Obligation Bonds	11%
Lease Obligations	7%
Variable Rate Demand Notes	5%
Excrow to Maturity/Prerefunded Bonds	1%
Other	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
C000016817
Shareholder Report [Line Items]
Fund Name	DWS California Tax-Free Income Fund
Class Name	Class S
Trading Symbol	SDCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS California Tax-Free Income Fund (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$27	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 327,722,215
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 584,717
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	327,722,215
Number of Portfolio Holdings	182
Portfolio Turnover Rate (%)	21
Total Net Advisory Fees Paid ($)	584,717
Modified Duration to Worst	6.5 years

Modified duration to worst is the measure of sensitivity of the prices of bonds held by the Fund to a change in interest rates, computed using each bond's nearest call or maturity date.

Holdings [Text Block]

Credit Quality

Credit Rating	% of Net Assets
AAA	5%
AA	40%
A	22%
BBB	11%
BB	2%
Not Rated	16%

Asset Allocation

Asset Type	% of Net Assets
Revenue Bonds	75%
General Obligation Bonds	11%
Lease Obligations	7%
Variable Rate Demand Notes	5%
Excrow to Maturity/Prerefunded Bonds	1%
Other	1%
Other Assets and Liabilities, Net	0%
Total	100%

Credit Ratings Selection [Text Block]	The quality ratings represent the highest of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.